FT Vest SMID Rising Dividend Achievers Target Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FT Vest SMID Rising Dividend Achievers Target Income ETF | FT Vest SMID Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	8.78%	11.06%